Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) $ in Thousands, $ in Thousands	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] HKD ($)	Statutory Reserve [Member] HKD ($)	AOCI Attributable to Parent [Member] HKD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Dec. 31, 2023	$ 9	$ 28,494	$ 2,806	$ (254)	$ 28,721		$ 59,776
Balance, Shares at Dec. 31, 2023 | shares	11,000,000
Net loss for the period					(1,901)		(1,901)
Foreign currency translation				(600)			(600)
Issuance of ordinary shares, net of issuance costs		2,076					2,076
Issuance of ordinary shares, net of issuance costs, shares | shares	62,500
Balance at Jun. 30, 2024	$ 9	30,570	2,806	(854)	26,820		59,351
Balance, Shares at Jun. 30, 2024 | shares	11,062,500
Balance at Dec. 31, 2024	$ 9	30,570	2,806	(1,108)	13,239		45,516
Balance, Shares at Dec. 31, 2024 | shares	11,062,500
Net loss for the period					(3,826)	$ (487)	(3,826)
Foreign currency translation				520			520
Balance at Jun. 30, 2025	$ 9	$ 30,570	$ 2,806	$ (588)	$ 9,413	$ 5,377	$ 42,210
Balance, Shares at Jun. 30, 2025 | shares	11,062,500